Long Lived Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Assets, Noncurrent [Abstract]
Long Lived Assets [Text Block]
5.         Long Lived Assets

Property and equipment consists of:

	March 31,	December 31,
	2012	2011
Machinery and equipment	$125,577	$125,577
Furniture and office equipment	37,001	20,381
Transportation	27,050	27,050
Production units	1,972,750	1,972,750
Cylinders	845,164	460,164
	3,007,542	2,605,922
Less accumulated depreciation	103,936	44,538
	$2,903,606	$2,561,384

Depreciation of equipment was $59,398 and $3,793 for the three months ended March 31, 2012 and 2011, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of March 31, 2012 and December 31, 2011 management concluded that there was no impairment to the intangible assets.

	March 31,	December 31,
	2012	2011
Intellectual property	$727,000	$727,000
Less accumulated amortization	163,628	151,511
	$563,372	$575,489

Future amortization through December 31,:
2012	$36,350
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$563,372

Amortization of the intangible assets was $12,117 and $12,116 for the three months ended March 31, 2012 and 2011, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

5.         Long Lived Assets

Property and equipment consists of:
	December 31,
	2011	2010
Machinery and equipment	$125,577	$49,778
Furniture and office equipment	20,381	5,352
Transportation	27,050	4,325
Production units	1,972,750	-
Cylinders	460,164	-
	2,605,922	59,455
Less accumulated depreciation	44,538	8,839
	$2,561,384	$50,616

Depreciation of equipment was $35,699 and $8,464 for the years ended December 31, 2011 and 2010, respectively.

Intellectual property:
The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2011 management concluded that there was no impairment to the intangible assets.
	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	151,511	103,044
	$575,489	$623,956

Future amortization through December 31,:
2012	$48,467
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$575,489

Amortization of the intangible assets was $48,467 and $48,467 for the years ended December 31, 2011 and 2010, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.